Equity (Details) $ / shares in Units, ¥ in Thousands													12 Months Ended
	Dec. 15, 2025 shares	Nov. 17, 2025	Sep. 11, 2025 shares	Mar. 03, 2025 USD ($) $ / shares shares	Feb. 10, 2025 USD ($) $ / shares shares	Oct. 31, 2024 shares	Oct. 28, 2024 CNY (¥)	Oct. 24, 2024 USD ($) $ / shares shares	Jan. 30, 2024 shares	Nov. 25, 2022 shares	Nov. 23, 2022 CNY (¥) shares	Nov. 23, 2022 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 $ / shares shares
Equity [Line Items]
Ordinary shares issued								58,024,480
Direct offering cost (in Dollars) | $								$ 1,100,000
Other offering expenses (in Dollars) | $								$ 900,000				$ 13,700,000
Purchase to warrant per share (in Dollars per share) | $ / shares												$ 0.001
Warrants and rights outstanding, term														5 years
Divided shares (in Dollars) | $					$ 3,000,000
Aggregate purchase price (in Dollars) | $				$ 23,000,000
Vesting period													4 years	4 years
Fair value allocated warrant (in Yuan Renminbi)													¥ (28,024)	$ (4,007,000)	¥ 57,066	¥ (20,732)
Pre-Funded Warrant [Member]
Equity [Line Items]
Purchase to pre-funded warrants						520,042				800,000		1,800,000
Purchase to warrant per share (in Dollars per share) | $ / shares												$ 2.75
Warrants and rights outstanding, term								5 years				5 years
Ordinary shares issued						124,810,080			1,000,000
Warrant [Member]
Equity [Line Items]
Fair value allocated warrant (in Yuan Renminbi) | ¥							¥ 6,900				¥ 36,800		¥ 24,400
ADS Warrants [Member]
Equity [Line Items]
Ordinary shares								240
Common Stock [Member]
Equity [Line Items]
Ordinary shares issued											58,472,736	58,472,736
Direct offering cost (in Dollars) | $												$ 15,000,000
Shares authorized					1,000,000,000
Par value (in Dollars per share) | $ / shares					$ 0.0001
Common Stock [Member] | Pre-Funded Warrant [Member]
Equity [Line Items]
Ordinary shares exercise										12,800,000
Shares authorized					140,000,000
Par value (in Dollars per share) | $ / shares					$ 0.0001
Shareholders [Member] | Common Stock [Member]
Equity [Line Items]
Shares authorized					4,060,000,000
Par value (in Dollars per share) | $ / shares					$ 0.0001
Minimum [Member]
Equity [Line Items]
Vesting period
Maximum [Member]
Equity [Line Items]
Vesting period		5 years
Common Class A [Member]
Equity [Line Items]
Ordinary shares issued	1,237,314,316
Ordinary shares											16	16
Ordinary shares issued			183,801,600
Ordinary shares														8,253,410,439			686,203,839
Divided shares (in Dollars) | $					$ 100,000
Shares authorized														24,000,000,000			800,000,000
Par value (in Dollars per share) | $ / shares														$ 0.0001			$ 0.0001
Sell aggregate number of shares				7,357,500,000
Price per share (in Dollars per share) | $ / shares				$ 0.0031317
Issued an aggregate shares														9,486,076,439			707,460,523
Common Class A [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares													183,801,600	183,801,600
Shares authorized					800,000,000
Par value (in Dollars per share) | $ / shares					$ 0.0001
Issued an aggregate shares				7,357,500,000
Common Class A [Member] | Shareholders [Member]
Equity [Line Items]
Shares authorized					23,200,000,000
Par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Common Class A [Member] | Shareholders [Member] | Common Stock [Member]
Equity [Line Items]
Shares authorized					24,000,000,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares														55,260,580			55,260,580
Shares authorized														1,800,000,000			60,000,000
Par value (in Dollars per share) | $ / shares														$ 0.0001			$ 0.0001
Issued an aggregate shares														55,260,580			55,260,580
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares
Shares authorized					1,800,000,000
Par value (in Dollars per share) | $ / shares					$ 0.0001
Class B Ordinary Shares [Member] | Shareholder [Member]
Equity [Line Items]
Shares authorized					60,000,000
Par value (in Dollars per share) | $ / shares					$ 0.0001
Class B Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Shares authorized					1,740,000,000
Par value (in Dollars per share) | $ / shares					$ 0.0001
Class B Ordinary Shares [Member] | Shareholders [Member] | Common Stock [Member]
Equity [Line Items]
Shares authorized					30,000,000,000
Classes as the Board [Member] | Common Stock [Member]
Equity [Line Items]
Shares authorized					4,200,000,000
ADS [Member]
Equity [Line Items]
Purchase to pre-funded warrants								241,677				3,654,546
Purchase to warrant per share (in Dollars per share) | $ / shares								$ 1.45
Warrants exercised								1				1
ADS [Member] | Pre-Funded Warrant [Member]
Equity [Line Items]
Purchase to pre-funded warrants								520,042
ADS [Member] | Warrant [Member]
Equity [Line Items]
Purchase to pre-funded warrants								761,719				5,454,546
ADS [Member] | Common Stock [Member]
Equity [Line Items]
Purchase to warrant per share (in Dollars per share) | $ / shares								$ 0.001